Stockholders' Equity - Additional Information (Detail) - $ / shares		3 Months Ended
	Jan. 11, 2021	Mar. 31, 2021	Dec. 31, 2020	May 26, 2021	Jan. 07, 2021
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Share price		$ 10.00		$ 10.00
Public Warrants
Warrants outstanding		5,833,333	0
Warrants exercisable term from the date of completion of business combination		30 days	30 days
Warrants exercisable term from the closing of IPO		12 months	12 months
Warrants and rights outstanding, term		5 years	5 years
Minimum lock In period to become effective after the closing of the initial business combination		60 days	60 days
Minimum lock In period for SEC registration from date of business combination		60 days	60 days
Class of warrants, redemption price per unit		$ 0.01	$ 0.01
Class of warrants, redemption notice period		30 days	30 days
Public Warrants | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Share price		$ 18.00	$ 18.00
Number of consecutive trading days for determining share price		20 days	20 days
Number of trading days for determining share price		30 days	30 days
Private Placement Warrants
Warrants outstanding		181,667	0
Over-Allotment Option
Number of shares forfeited during the period		95,000	95,000
Class A Common stock
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, voting rights per share		one
Common stock, shares issued		1,911,387	0
Common stock, shares outstanding		1,911,387	0
Temporary equity shares outstanding		16,133,613	0
Stock conversion basis		Holders of Class A common stock are entitled to one vote for each share.	Holders of Class A common stock are entitled to one vote for each share.
Exercise price of warrants		$ 9.20	$ 9.20
Class A Common stock | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Share redemption trigger price		$ 18.00	$ 18.00
Class of warrant or right exercise price adjustment percentage higher of market value		180.00%	180.00%
Class A Common stock | Share Price Equal or Less Nine point Two Rupees Per Dollar [Member]
Share redemption trigger price		$ 9.20	$ 9.20
Class of warrant or right exercise price adjustment percentage higher of market value		115.00%	115.00%
Class A Common stock | Public Warrants
Exercise price of warrants		$ 11.50	$ 11.50
Minimum percentage gross proceeds required from issuance of equity		50.00%	50.00%
Class of warrant or right minimum notice period for redemption		20 days	20 days
Class A Common stock | Private Placement Warrants
Minimum lock In period to become effective after the closing of the initial business combination		30 days	30 days
Exercise price of warrants		$ 11.50	$ 11.50
Class A Common stock | Founder Shares
Common stock, threshold percentage on conversion of shares		2.00%	2.00%
Class B Common Stock
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, voting rights per share		one
Common stock, shares issued		4,511,250	4,535,000
Common stock, shares outstanding		4,511,250	4,535,000		4,535,000
Percentage of ownership held by initial shareholders	20.00%	20.00%
Stock conversion basis		Holders of the Company’s Class B common stock are entitled to one vote for each share of common stock.	Holders of the Company’s Class B common stock are entitled to one vote for each common share.
Class B Common Stock | Founder Shares
Temporary equity shares outstanding	4,511,250	4,511,250	4,511,250
Class B Common Stock | Over-Allotment Option
Number of shares forfeited during the period	23,750	23,750